RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2019 $ / shares shares
Related Party Transaction [Line Items]
Legal expense	$ 46	$ 46	$ 35
Selling and administrative	37,239	33,063	34,924
Investments	1,482	2,130
Arrow [Member]
Related Party Transaction [Line Items]
Selling and administrative	115	62
Investments		1,750
Board of Directors [Member]
Related Party Transaction [Line Items]
Annual Compensation	50
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock | shares					3,000,000
Issuance of stock, per share | $ / shares					$ 0.40
Shareholder [Member] | Guarantees facility [Member]
Related Party Transaction [Line Items]
Line of credit, maximum borrowing amount	2,475	500
Security deposit	2,200
Shareholder [Member] | Guarantees facility [Member] | Euro Member Countries, Euro [Member]
Related Party Transaction [Line Items]
Line of credit, maximum borrowing amount | €				€ 2,000
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and management services	741	801	715
Amount due to related parties	114	191
Related Party One [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	38	28	15
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and management services	87	106	110
Related Party Four [Member]
Related Party Transaction [Line Items]
Selling and administrative	0	39	103
Related Party Four [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Board fees	38	30	15
AU10TIX [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Salary expenses	125
Related Party Three [Member]
Related Party Transaction [Line Items]
Internal audit services	182	170	155
Related Party Five [Member]
Related Party Transaction [Line Items]
Selling and administrative	$ 118	$ 98	$ 53